                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                  2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                             WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT            # OF RECEIVABLES                  TERM AT CUTOFF
                                                    -----------------         ------------------             ----------------------
Initial Pool Balance                                $3,299,999,280.06               153,149                         52 months

                                                      DOLLAR AMOUNT           NOTE INTEREST RATE               LEGAL FINAL MATURITY
                                                    -----------------         ------------------             ----------------------
Original Securities:
   Class A-1 Notes                                  $  664,000,000.00                    5.3574%                  December 15, 2007
   Class A-2a Notes                                 $  205,000,000.00                     5.290%                  December 15, 2009
   Class A-2b Notes                                 $  856,441,000.00          one-month LIBOR +                  December 15, 2009
   Class A-3 Notes                                  $  509,551,000.00                     5.160%                  November 15, 2010
   Class A-4a Notes                                 $  325,000,000.00                     5.150%                  February 15, 2012
   Class A-4b Notes                                 $  251,838,000.00          one-month LIBOR +                  February 15, 2012
   Class B Notes                                    $   88,795,000.00                     5.300%                      June 15, 2012
   Class C Notes                                    $   59,196,000.00                     5.470%                 September 15, 2012
   Class D Notes                                    $   59,196,000.00                     6.890%                       May 15, 2013
                                                    -----------------
      Total                                         $3,019,017,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                              $10,988,754.62
PRINCIPAL:
   Principal Collections                                                                                             $57,379,054.16
   Prepayments in Full                                                                                               $27,801,328.72
   Liquidation Proceeds                                                                                              $   168,458.17
   Recoveries                                                                                                        $         0.00
                                                                                                                     --------------
      SUB TOTAL                                                                                                      $85,348,841.05
                                                                                                                     --------------
COLLECTIONS                                                                                                          $96,337,595.67
PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                             $   485,750.65
   Purchase Amounts Related to Interest                                                                              $     2,070.80
                                                                                                                     --------------
      SUB TOTAL                                                                                                      $   487,821.45
Clean-up Call                                                                                                        $         0.00
                                                                                                                     --------------
AVAILABLE COLLECTIONS                                                                                                $96,825,417.12
Reserve Account Draw Amount                                                                                          $         0.00
Net Swap Receipt - Tranche A-2b                                                                                      $   321,879.07
Net Swap Receipt - Tranche A-4b                                                                                      $   137,951.26
                                                                                                                     --------------
AVAILABLE FUNDS                                                                                                      $97,285,247.45

FORD CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                  2


III. DISTRIBUTIONS

                                                                                                       CARRYOVER       REMAINING
AVAILABLE FUNDS                            CALCULATED AMOUNT             AMOUNT PAID      SHORTFALL    SHORTFALL    AVAILABLE FUNDS
---------------                            ------------------          --------------    ----------    ---------    ---------------
Owner Trustee Fees and Expenses              $          0.00           $         0.00       $0.00        $0.00       $97,285,247.45
Indenture Trustee Fees and                   $          0.00           $         0.00       $0.00        $0.00       $97,285,247.45
Servicing Fee                                $  2,671,983.87           $ 2,671,983.87       $0.00        $0.00       $94,613,263.58
Net Swap Payment - Tranche A-2b              $          0.00           $         0.00       $0.00        $0.00       $94,613,263.58
Net Swap Payment - Tranche A-4b              $          0.00           $         0.00       $0.00        $0.00       $94,613,263.58
Interest - Class A-1 Notes                   $  2,721,418.07           $ 2,721,418.07       $0.00        $0.00       $91,891,845.51
Interest - Class A-2a Notes                  $    903,708.33           $   903,708.33       $0.00        $0.00       $90,988,137.18
Interest - Class A-2b Notes                  $  4,088,078.37           $ 4,088,078.37       $0.00        $0.00       $86,900,058.81
Interest - Class A-3 Notes                   $  2,191,069.30           $ 2,191,069.30       $0.00        $0.00       $84,708,989.51
Interest - Class A-4a Notes                  $  1,394,791.67           $ 1,394,791.67       $0.00        $0.00       $83,314,197.84
Interest - Class A-4b Notes                  $  1,206,583.84           $ 1,206,583.84       $0.00        $0.00       $82,107,614.00
Swap Termination Payment                     $          0.00           $         0.00       $0.00        $0.00       $82,107,614.00
First Priority Principal Payment             $          0.00           $         0.00       $0.00        $0.00       $82,107,614.00
Interest - Class B Notes                     $    392,177.92           $   392,177.92       $0.00        $0.00       $81,715,436.08
Second Priority Principal Payment            $  7,144,248.92           $ 7,144,248.92       $0.00        $0.00       $74,571,187.16
Interest - Class C Notes                     $    269,835.10           $   269,835.10       $0.00        $0.00       $74,301,352.06
Third Priority Principal Payment             $ 59,196,000.00           $59,196,000.00       $0.00        $0.00       $15,105,352.06
Interest - Class D Notes                     $    339,883.70           $   339,883.70       $0.00        $0.00       $14,765,468.36
Reserve Account Deposit                      $          0.00           $         0.00       $0.00        $0.00       $14,765,468.36
Regular Principal Payment                    $505,130,114.73           $14,765,468.36       $0.00        $0.00       $         0.00
Additional Trustee Fees and Expenses         $          0.00           $         0.00       $0.00        $0.00       $         0.00
Residual Released to Depositor               $          0.00           $         0.00       $0.00        $0.00       $         0.00
                                                                       --------------
TOTAL                                                                  $97,285,247.45

                                                              PRINCIPAL PAYMENT:
                                                                     First Priority Principal Payment                $         0.00
                                                                     Second Priority Principal Payment               $ 7,144,248.92
                                                                     Third Priority Principal Payment                $59,196,000.00
                                                                     Regular Principal Payment                       $14,765,468.36
                                                                                                                     --------------
                                                                     TOTAL                                           $81,105,717.28

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS       NOTEHOLDER INTEREST PAYMENTS                  TOTAL PAYMENT
                        ----------------------------------  --------------------------------     -----------------------------------
                                             PER $1,000 OF                     PER $1,000 OF
                                                ORIGINAL                          ORIGINAL                             PER $1,000 OF
                               ACTUAL            BALANCE         ACTUAL            BALANCE            ACTUAL        ORIGINAL BALANCE
                           --------------    -------------  ---------------    -------------     ---------------    ----------------
Class A-1 Notes            $81,105,717.28       $122.15      $ 2,721,418.07        $4.10          $83,827,135.35         $126.25
Class A-2a Notes           $         0.00       $  0.00      $   903,708.33        $4.41          $   903,708.33         $  4.41
Class A-2b Notes           $         0.00       $  0.00      $ 4,088,078.37        $4.77          $ 4,088,078.37         $  4.77
Class A-3 Notes            $         0.00       $  0.00      $ 2,191,069.30        $4.30          $ 2,191,069.30         $  4.30
Class A-4a Notes           $         0.00       $  0.00      $ 1,394,791.67        $4.29          $ 1,394,791.67         $  4.29
Class A-4b Notes           $         0.00       $  0.00      $ 1,206,583.84        $4.79          $ 1,206,583.84         $  4.79
Class B Notes              $         0.00       $  0.00      $   392,177.92        $4.42          $   392,177.92         $  4.42
Class C Notes              $         0.00       $  0.00      $   269,835.10        $4.56          $   269,835.10         $  4.56
Class D Notes              $         0.00       $  0.00      $   339,883.70        $5.74          $   339,883.70         $  5.74
                           --------------       -------      --------------        -----          --------------         -------
TOTAL                      $81,105,717.28       $ 26.86      $13,507,546.30        $4.47          $94,613,263.58         $ 31.34

FORD CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                  2


V. NOTE BALANCE AND POOL INFORMATION

                                               BEGINNING OF PERIOD                             END OF PERIOD
                                                     BALANCE              NOTE FACTOR             BALANCE                NOTE FACTOR
                                              --------------------        -----------        -----------------           -----------
Class A-1 Notes                               $  571,470,363.65             0.8606481        $  490,364,646.37            0.7385010
Class A-2a Notes                              $  205,000,000.00             1.0000000        $  205,000,000.00            1.0000000
Class A-2b Notes                              $  856,441,000.00             1.0000000        $  856,441,000.00            1.0000000
Class A-3 Notes                               $  509,551,000.00             1.0000000        $  509,551,000.00            1.0000000
Class A-4a Notes                              $  325,000,000.00             1.0000000        $  325,000,000.00            1.0000000
Class A-4b Notes                              $  251,838,000.00             1.0000000        $  251,838,000.00            1.0000000
Class B Notes                                 $   88,795,000.00             1.0000000        $   88,795,000.00            1.0000000
Class C Notes                                 $   59,196,000.00             1.0000000        $   59,196,000.00            1.0000000
Class D Notes                                 $   59,196,000.00             1.0000000        $   59,196,000.00            1.0000000
                                              -----------------             ---------        -----------------            ---------
TOTAL                                         $2,926,487,363.65             0.9693511        $2,845,381,646.37            0.9424861

POOL INFORMATION
   Weighted Average APR                                                         4.364%                                        4.333%
   Weighted Average Remaining Term                                              57.55                                         56.73
   Number of Receivables Outstanding                                          150,688                                       148,073
   Pool Balance                                                     $3,206,380,649.15                             $3,120,417,477.82
   Adjusted Pool Balance (Pool Balance - YSOC Amount)               $2,876,639,762.86                             $2,800,951,114.73
   Pool Factor                                                              0.9716307                                     0.9455813

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                           $ 16,499,996.40
Targeted Credit Enhancement Amount                                                                                  $ 31,204,174.78
Yield Supplement Overcollateralization Amount                                                                       $319,466,363.09
Targeted Overcollateralization Amount                                                                               $334,170,541.47
Actual Overcollateralization Amount (EOP Pool Balance -EOP Note Balance)                                            $275,035,831.45

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $16,499,996.40
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                     --------------
Ending Reserve Account Balance                                                                                       $16,499,996.40
Change in Reserve Account Balance                                                                                    $         0.00

Specified Reserve Balance                                                                                            $16,499,996.40

FORD CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     December, 2006
Payment Date                                                                                                               1/16/2007
Transaction Month                                                                                                                  2


VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES                   AMOUNT
                                                                                     ----------------                   ------
Realized Loss                                                                                     346                  $128,579.63
(Recoveries)                                                                                        0                  $      0.00
                                                                                                                       -----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                               $128,579.63
Cumulative Net Losses Last Collection                                                                                  $ 47,913.17
                                                                                                                       -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                       $176,492.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                           0.05%

DELINQUENT RECEIVABLES:
                                                            % OF EOP POOL
                                                               BALANCE               # OF RECEIVABLES                   AMOUNT
                                                            -------------            ----------------                   ------
31-60 Days Delinquent                                               0.69%                       1,024               $21,614,112.48
61-90 Days Delinquent                                               0.04%                          62               $ 1,373,327.04
91-120 Days Delinquent                                              0.00%                           1               $    24,684.20
Over 120 Days Delinquent                                            0.00%                           1               $    21,033.31
                                                                    ----                        -----               --------------
TOTAL DELINQUENT RECEIVABLES                                        0.72%                       1,088               $23,033,157.03

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        50                $1,126,218.30
Total Repossesed Inventory                                                                         57                $1,283,565.04

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                         0.0000%
Preceding Collection Period                                                                                                0.0177%
Current Collection Period                                                                                                  0.0488%
Three Month Average                                                                                                        0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                         0.0000%
Preceding Collection Period                                                                                                0.0027%
Current Collection Period                                                                                                  0.0432%
Three Month Average                                                                                                        0.0000%